Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 92,695	¥ 92,695	¥ 92,997
Goodwill acquired	233	0	0
Impairment losses recognized	0	0	(302)
Balance at end of fiscal year	92,928	92,695	92,695
Gross amount of goodwill	163,209	161,993	167,552
Accumulated impairment losses	¥ 70,281	¥ 69,298	¥ 74,857